Cover	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This is an amendment to Item 5.02 of the Current Report on Form 8-K filed by Ovintiv Inc. (the “Corporation”) on January 11, 2024 (the “Original Filing”), which reported that Sippy Chhina had been appointed to the Board of Directors of the Corporation (the “Board”) effective January 15, 2024. At the time of the Original Filing, the Board had not made a determination regarding any committee assignments for Ms. Chhina. On February 22, 2024, the Board appointed Ms. Chhina to the Audit Committee and the Reserves Committee of the Board effective February 22, 2024. Except as set forth herein, no other information in the Original Filing is amended.
Document Period End Date	Jan. 11, 2024
Entity Registrant Name	Ovintiv Inc.
Entity Central Index Key	0001792580
Entity Emerging Growth Company	false
Entity File Number	001-39191
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 - 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE